Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefits
Schedule of Plans' assets measured at estimated fair value

	Balance
	December 31,
(Thousands of dollars)	2014	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 66,618	$ 66,618	$-	$-
Foreign equity securities	27,945	27,945	-	-
Real estate mutual fund	8,977	8,977	-	-
Fixed income mutual funds	4,683	4,683	-	-
Commodity mutual funds	3,831	3,831	-	-
International fixed income mutual funds	2,808	2,808	-	-
Money market funds	2,205	2,205	-	-
Other	5,037	174	4,863	-
Total Assets	$ 122,104	$ 117,241	$4,863	$-

	Balance
	December 31,
(Thousands of dollars)	2013	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 65,998	$ 65,998	$-	$-
Foreign equity securities	30,348	30,348	-	-
Real estate mutual fund	8,866	8,866	-	-
Commodity mutual funds	2,756	2,756	-	-
International fixed income mutual funds	2,485	2,485	-	-
Money market funds	1,938	1,938	-	-
Fixed income mutual funds	1,786	1,786	-	-
Corporate bonds	1,528	-	1,528	-
Other	3,850	-	3,850	-
Total Assets	$ 119,555	$ 114,177	$5,378	$-

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2014	2013	2012
Weighted-average assumptions
Discount rate used to determine obligations	3.15-4.40%	3.55-5.20%	2.50-4.15%
Discount rate used to determine net periodic benefit cost	3.55-5.20%	2.50-4.15%	3.75-4.70%
Expected return on plan assets	7.00-8.00%	6.50-7.25%	6.50-7.25%
Long-term rate of increase in compensation levels	4.00%	4.00%	4.00%

Schedule of the funded status

	December 31,
(Thousands of dollars)	2014	2013
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$203,263	$226,725
Service cost	7,701	9,427
Interest cost	9,627	8,199
Actuarial losses (gains)	44,322	(30,968)
Benefits paid	(6,699)	(6,916)
Plan settlement	(638)	-
Agreement termination gain	-	(3,204)
Benefit obligation at end of year	$257,576	$203,263
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$119,555	$97,586
Actual return on plan assets	6,473	15,494
Employer contributions	3,413	13,391
Benefits paid	(6,699)	(6,916)
Plan settlement	(638)	-
Fair value of plan assets at end of year	$122,104	$119,555
Funded status	$(135,472)	$(83,708)

Schedule of net periodic benefits cost of plans

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$7,701	$9,427	$8,843
Interest cost	9,627	8,199	8,918
Expected return on plan assets	(8,695)	(6,458)	(6,431)
Amortization and other	2,075	6,303	6,748
Agreement termination gain	-	(3,204)	-
Settlement	156	-	1,796
Curtailment	-	-	1,134
Net periodic benefit cost	$10,864	$14,267	$21,008